Related Party Transactions - Summary of Net Transfers to and from Lionsgate (Detail) - USD ($) $ in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Related Party Transaction [Line Items]
Share-based compensation (including allocation of share-based compensation)	[1]	$ (62.5)	$ (73.4)	$ (70.2)
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Related Party Transaction [Line Items]
Cash pooling and general financing activities		(199.3)	36.1	(305.2)
Licensing of content	[2]	540.0	733.3	567.7
Corporate reimbursements		7.0	13.3	10.8
Corporate expense allocations (excluding allocation of share-based compensation)		27.9	22.3	19.3
Funding of purchases of accounts receivables held for collateral		(85.5)	(183.7)	(172.9)
Net transfers to (from) Parent per combined statements of cash flows		290.1	621.3	119.7
Share-based compensation (including allocation of share-based compensation)		(62.5)	(73.4)	(70.2)
Other non-cash transfer		11.9	2.5	0.0
Net transfers to (from) Parent per combined statements of equity (deficit)		$ 239.5	$ 550.4	$ 49.5

[1]	Total share-based compensation expense in the years ended March 31, 2024, 2023 and 2022 includes $15.0 million, $26.7 million and $19.6 million, respectively, of corporate allocation of share-based compensation expense, representing the allocation of Lionsgate’s corporate employee share-based compensation expense.
[2]	Reflects the settlement of amounts due from the Starz Business related to the Company’s licensing arrangements with the Starz Business.